Convergence Long/Short Equity ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 113.4%	Shares	Value
Administrative and Support Services - 3.1%
Booking Holdings, Inc. (a)	104	$406,560
Bread Financial Holdings, Inc. (a)	25,748	1,497,761
Expedia Group, Inc. (a)(b)	6,400	890,176
Janus Henderson Group PLC (a)	41,409	1,557,393
PayPal Holdings, Inc. (b)	10,566	765,295
		5,117,185

Air Transportation - 0.3%
SkyWest, Inc. (a)(b)	6,162	477,802

Ambulatory Health Care Services - 0.9%
DaVita, Inc. (a)(b)	8,385	1,265,464
Natera, Inc. (b)	1,539	182,002
		1,447,466

Beverage and Tobacco Product Manufacturing - 0.8%
Altria Group, Inc. (a)	24,717	1,329,033

Broadcasting and Content Providers - 0.1%
Spotify Technology SA (a)(b)	627	214,986

Building Material and Garden Equipment and Supplies Dealers - 1.1%
Home Depot, Inc. (a)	5,044	1,858,714

Chemical Manufacturing - 7.8%
AbbVie, Inc. (a)	8,619	1,691,996
ADMA Biologics, Inc. (a)(b)	41,013	709,935
Alnylam Pharmaceuticals, Inc. (a)(b)	724	190,188
Amgen, Inc. (a)	3,191	1,065,252
Bristol-Myers Squibb Co. (a)	16,202	809,290
Gilead Sciences, Inc. (a)	18,805	1,485,595
Halozyme Therapeutics, Inc. (a)(b)	27,377	1,748,021
Lantheus Holdings, Inc. (a)(b)	7,031	748,591
Merck & Co., Inc. (a)	7,095	840,403
Organon & Co. (a)	72,532	1,621,090
Procter & Gamble Co. (a)	7,493	1,285,349
Viatris, Inc. (a)	42,692	515,719
		12,711,429

Clothing, Clothing Accessories, Shoe and Jewelry Retailers - 0.1%
Abercrombie & Fitch Co. - Class A (a)(b)	1,385	204,385

Computer and Electronic Product Manufacturing - 19.3%
Apple, Inc.	16,274	3,726,746
Arista Networks, Inc. (a)(b)	8,393	2,965,918
Broadcom, Inc. (a)	25,163	4,097,040
InterDigital, Inc. (a)	7,790	1,079,382
International Business Machines Corp. (a)	12,892	2,605,860
Micron Technology, Inc. (a)	21,866	2,104,384
NetApp, Inc. (a)	22,582	2,726,099
NVIDIA Corp. (a)	55,474	6,621,931
QUALCOMM, Inc. (a)	25,089	4,398,102
Vertiv Holdings Co. - Class A (a)	11,823	981,664
		31,307,126

Construction of Buildings - 0.6%
M/I Homes, Inc. (a)(b)	2,561	408,146
NVR, Inc. (a)(b)	60	550,348
		958,494

Couriers and Messengers - 0.5%
FedEx Corp. (a)	2,799	836,257

Credit Intermediation and Related Activities - 7.7%
Bank of America Corp. (a)	33,591	1,368,833
Citizens Financial Group, Inc. (a)	27,257	1,173,414
Coinbase Global, Inc. - Class A (a)(b)	2,574	471,969
Euronet Worldwide, Inc. (a)(b)	7,421	800,800
Fifth Third Bancorp (a)	23,771	1,014,784
JPMorgan Chase & Co. (a)	5,946	1,336,661
Northern Trust Corp. (a)	16,725	1,525,487
Regions Financial Corp. (a)	50,494	1,182,569
Synchrony Financial (a)	29,532	1,484,278
UMB Financial Corp. (a)	11,183	1,158,447
Wells Fargo & Co. (a)	18,033	1,054,390
		12,571,632

Data Processing, Hosting & Related Services - 0.8%
Pagseguro Digital Ltd. - Class A (a)(b)	111,703	1,236,552

Fabricated Metal Product Manufacturing - 1.3%
Mueller Industries, Inc. (a)	17,530	1,274,607
Mueller Water Products, Inc. - Class A (a)	42,558	913,720
		2,188,327

Food and Beverage Stores - 0.2%
Kroger Co. (a)	5,935	315,801

Food Manufacturing - 1.4%
Pilgrim's Pride Corp. (a)(b)	28,019	1,305,125
Tyson Foods, Inc. - Class A (a)	14,152	910,115
		2,215,240

Food Services and Drinking Places - 0.1%
Cava Group, Inc. (a)(b)	1,603	182,806

Funds, Trust, and Other Financial Vehicles - 1.2%
Garmin Ltd. (a)	3,280	601,191
SEI Investments Co. (a)	19,498	1,318,650
		1,919,841

General Merchandise Retailers - 2.0%
Walmart, Inc. (a)	41,741	3,223,657

Heavy and Civil Engineering Construction - 2.1%
Granite Construction, Inc. (a)	13,631	1,024,506
MasTec, Inc. (b)	4,643	525,263
Primoris Services Corp. (a)	16,068	906,878
Sterling Infrastructure, Inc. (a)(b)	7,844	937,593
		3,394,240

Hospitals - 1.8%
Tenet Healthcare Corp. (a)(b)	8,586	1,423,903
Universal Health Services, Inc. - Class B (a)	6,026	1,434,007
		2,857,910

Insurance Carriers and Related Activities - 5.0%
Centene Corp. (a)(b)	15,569	1,227,304
CNA Financial Corp. (a)	15,868	823,867
Frontdoor, Inc. (a)(b)	25,297	1,216,280
Jackson Financial, Inc. - Class A (a)	15,195	1,367,094
MetLife, Inc. (a)	11,536	893,809
Progressive Corp. (a)	3,557	897,075
Reinsurance Group of America, Inc. (a)	3,997	882,378
W R Berkley Corp. (a)	15,109	902,007
		8,209,814

Machinery Manufacturing - 1.2%
Caterpillar, Inc. (a)	2,474	880,992
KLA Corp. (a)	1,210	991,510
		1,872,502

Management of Companies and Enterprises - 0.7%
Bunge Global SA (a)	11,926	1,209,058

Merchant Wholesalers, Durable Goods - 2.0%
Allison Transmission Holdings, Inc. (a)	9,609	891,235
Avnet, Inc.	28,147	1,553,151
Resideo Technologies, Inc. (a)(b)	37,682	759,669
		3,204,055

Merchant Wholesalers, Nondurable Goods - 2.8%
Amneal Pharmaceuticals, Inc. (a)(b)	161,521	1,398,772
Cardinal Health, Inc. (a)	6,473	729,636
Cencora, Inc. (a)	4,971	1,190,902
McKesson Corp. (a)	2,232	1,252,331
		4,571,641

Mining (except Oil and Gas) - 1.8%
Freeport-McMoRan, Inc. (a)	14,770	654,016
Knife River Corp. (a)(b)	7,184	566,602
Newmont Corp. (a)	19,235	1,026,957
Southern Copper Corp. (a)	6,751	686,718
		2,934,293

Miscellaneous Manufacturing - 1.0%
Johnson & Johnson (a)	9,341	1,549,298

Motor Vehicle and Parts Dealers - 2.2%
Carvana Co. (a)(b)	17,440	2,626,813
Murphy USA, Inc. (a)	1,763	916,108
		3,542,921

Nonmetallic Mineral Product Manufacturing - 1.2%
Corning, Inc. (a)	12,159	508,854
Eagle Materials, Inc. (a)	1,893	487,921
Patrick Industries, Inc. (a)	7,060	912,293
		1,909,068

Nonstore Retailers - 2.4%
Amazon.com, Inc. (a)(b)	21,415	3,822,578

Oil and Gas Extraction - 1.4%
Devon Energy Corp. (a)	14,035	628,487
Exxon Mobil Corp.	8,401	990,814
Marathon Oil Corp. (a)	23,950	686,168
		2,305,469

Other Information Services - 3.1%
Meta Platforms, Inc. - Class A (a)	9,623	5,016,566

Paper Manufacturing - 0.9%
Kimberly-Clark Corp. (a)	4,483	648,511
Sylvamo Corp. (a)	11,268	891,186
		1,539,697

Petroleum and Coal Products Manufacturing - 2.1%
Chevron Corp. (a)	6,145	909,153
Marathon Petroleum Corp. (a)	7,305	1,293,861
Valero Energy Corp. (a)	7,815	1,146,695
		3,349,709

Pipeline Transportation - 0.7%
Scorpio Tankers, Inc. (a)	16,327	1,168,034

Professional, Scientific, and Technical Services - 11.7%
Alphabet, Inc. - Class A (a)	27,809	4,543,434
Alphabet, Inc. - Class C (a)	12,564	2,074,442
AppLovin Corp. - Class A (a)(b)	31,011	2,879,991
Eaton Corp. PLC (a)	2,671	819,810
GoDaddy, Inc. - Class A (a)(b)	17,568	2,941,059
H&R Block, Inc. (a)	13,460	852,153
Jacobs Solutions, Inc. (a)	3,269	493,227
Leidos Holdings, Inc.	3,931	623,103
Nutanix, Inc. - Class A (a)(b)	22,152	1,399,785
Oracle Corp. (a)	12,117	1,712,011
Science Applications International Corp. (a)	4,755	620,955
		18,959,970

Publishing Industries - 7.1%
ACI Worldwide, Inc. (a)(b)	37,745	1,900,838
CommVault Systems, Inc. (a)(b)	17,872	2,777,309
DocuSign, Inc. (a)(b)	30,921	1,830,832
Hewlett Packard Enterprise Co. (a)	144,825	2,805,260
Microsoft Corp.	5,525	2,304,699
		11,618,938

Rail Transportation - 0.3%
Union Pacific Corp. (a)	1,971	504,753

Real Estate - 0.3%
Jones Lang LaSalle, Inc. (a)(b)	2,049	522,966

Rental and Leasing Services - 0.3%
Netflix, Inc. (a)(b)	724	507,777

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
Affiliated Managers Group, Inc. (a)	9,384	1,631,221
StoneX Group, Inc. (a)(b)	19,437	1,610,550
		3,241,771

Specialty Trade Contractors - 2.2%
ABM Industries, Inc. (a)	10,957	626,192
EMCOR Group, Inc. (a)	3,331	1,309,283
IES Holdings, Inc. (a)(b)	6,379	1,189,875
Installed Building Products, Inc. (a)	2,055	456,847
		3,582,197

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.3%
Dick's Sporting Goods, Inc.	1,896	449,276

Support Activities for Mining - 0.4%
Royal Gold, Inc. (a)	4,483	628,382

Support Activities for Transportation - 1.1%
Brink's Co. (a)	6,777	751,773
CH Robinson Worldwide, Inc. (a)	10,687	1,106,211
		1,857,984

Telecommunications - 1.0%
AT&T, Inc. (a)	78,901	1,570,130

Transportation Equipment Manufacturing - 2.0%
Atmus Filtration Technologies, Inc.	15,471	554,636
General Motors Co. (a)	20,522	1,021,585
Lockheed Martin Corp. (a)	1,522	864,648
Tesla, Inc. (a)(b)	4,139	886,201
		3,327,070

Utilities - 2.7%
Avista Corp. (a)	23,659	914,184
NextEra Energy, Inc. (a)	10,638	856,465
NRG Energy, Inc. (a)	10,933	929,414
Pinnacle West Capital Corp. (a)	10,562	924,386
Vistra Corp. (a)	9,269	791,851
		4,416,300

Water Transportation - 0.3%
Carnival Corp. (a)(b)	27,792	458,568
TOTAL COMMON STOCKS (Cost $165,967,776)		184,419,668

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares	Value
Real Estate - 2.5%
CareTrust REIT, Inc. (a)	18,664	557,680
Equity Residential (a)	9,169	686,575
Lamar Advertising Co. - Class A (a)	4,907	617,203
National Storage Affiliates Trust (a)	18,718	874,879
Simon Property Group, Inc. (a)	3,982	666,388
STAG Industrial, Inc. (a)	13,555	550,062
		3,952,787

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
Innovative Industrial Properties, Inc. (a)	8,240	1,024,067
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,348,210)		4,976,854

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	33,720	33,720
TOTAL SHORT-TERM INVESTMENTS (Cost $33,720)		33,720

TOTAL INVESTMENTS - 116.5% (Cost $170,349,706)		189,430,242
Liabilities in Excess of Other Assets - (16.5)%		(26,875,721)
TOTAL NET ASSETS - 100.0%		$162,554,521

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $172,739,451.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
August 31, 2024 (Unaudited)

COMMON STOCKS - (49.1)%	Shares	Value
Accommodation - (0.6)%
Hilton Grand Vacations, Inc.	(4,448)	$(171,604)
Las Vegas Sands Corp.	(14,357)	(559,779)
Vail Resorts, Inc.	(1,476)	(268,189)
		(999,572)

Administrative and Support Services - (1.8)%
ACV Auctions, Inc. - Class A	(8,723)	(163,207)
Carlyle Group, Inc.	(6,217)	(249,488)
EVERTEC, Inc.	(15,787)	(540,705)
Live Nation Entertainment, Inc.	(7,963)	(777,746)
RB Global, Inc.	(4,126)	(355,372)
ROBLOX Corp. - Class A	(5,346)	(235,171)
Shift4 Payments, Inc. - Class A	(6,594)	(547,962)
		(2,869,651)

Air Transportation - (0.3)%
American Airlines Group, Inc.	(17,823)	(189,280)
Southwest Airlines Co.	(11,779)	(340,649)
		(529,929)

Ambulatory Health Care Services - (0.2)%
agilon health, Inc.	(43,037)	(175,591)
Progyny, Inc.	(8,265)	(194,145)
		(369,736)

Apparel Manufacturing - (0.1)%
VF Corp.	(11,490)	(209,233)

Beverage and Tobacco Product Manufacturing - (0.6)%
Celsius Holdings, Inc.	(11,899)	(452,519)
Monster Beverage Corp.	(10,069)	(474,552)
		(927,071)

Broadcasting and Content Providers - (1.1)%
Liberty Broadband Corp. - Class C	(15,130)	(943,809)
Nexstar Media Group, Inc.	(868)	(148,324)
Warner Bros Discovery, Inc.	(80,091)	(627,914)
		(1,720,047)

Chemical Manufacturing - (3.7)%
10X Genomics, Inc. - Class A	(7,486)	(174,798)
Air Products and Chemicals, Inc.	(1,481)	(412,977)
Albemarle Corp.	(4,777)	(431,124)
Apellis Pharmaceuticals, Inc.	(10,148)	(394,757)
Bridgebio Pharma, Inc.	(22,457)	(625,427)
Celldex Therapeutics, Inc.	(8,595)	(355,231)
Coty, Inc. - Class A	(29,296)	(274,797)
Crinetics Pharmaceuticals, Inc.	(1,647)	(87,390)
Estee Lauder Cos., Inc. - Class A	(3,786)	(347,025)
Exact Sciences Corp.	(7,043)	(434,483)
Inter Parfums, Inc.	(3,142)	(404,815)
Ionis Pharmaceuticals, Inc.	(8,345)	(397,890)
Moderna, Inc.	(1,263)	(97,756)
QuidelOrtho Corp.	(7,040)	(297,440)
Regeneron Pharmaceuticals, Inc.	(434)	(514,156)
Repligen Corp.	(3,684)	(556,026)
Sherwin-Williams Co.	(560)	(206,847)
		(6,012,939)

Computer and Electronic Product Manufacturing - (10.7)%
Advanced Energy Industries, Inc.	(3,904)	(414,175)
Bio-Rad Laboratories, Inc. - Class A	(1,187)	(400,399)
Bloom Energy Corp. - Class A	(27,660)	(329,431)
Ciena Corp.	(7,759)	(447,306)
Cisco Systems, Inc.	(8,826)	(446,066)
Cognex Corp.	(17,917)	(723,488)
EchoStar Corp. - Class A	(29,010)	(537,845)
Enphase Energy, Inc.	(4,807)	(581,839)
GLOBALFOUNDRIES, Inc.	(19,049)	(889,207)
Illumina, Inc.	(3,889)	(511,015)
Intel Corp.	(76,540)	(1,686,942)
Kulicke & Soffa Industries, Inc.	(14,494)	(634,982)
Lattice Semiconductor Corp.	(18,558)	(878,907)
Lumentum Holdings, Inc.	(19,797)	(1,140,505)
Microchip Technology, Inc.	(13,514)	(1,110,310)
ON Semiconductor Corp.	(8,234)	(641,182)
Super Micro Computer, Inc.	(1,992)	(871,898)
Texas Instruments, Inc.	(7,571)	(1,622,768)
TransMedics Group, Inc.	(2,167)	(364,186)
Viasat, Inc.	(11,760)	(184,632)
Vishay Intertechnology, Inc.	(22,233)	(447,995)
Waters Corp.	(1,242)	(430,167)
Western Digital Corp.	(13,764)	(902,781)
Wolfspeed, Inc.	(38,754)	(377,852)
Zebra Technologies Corp. - Class A	(2,294)	(792,302)
		(17,368,180)

Credit Intermediation and Related Activities - (2.5)%
Affirm Holdings, Inc.	(13,619)	(599,372)
Banc of California, Inc.	(22,255)	(316,466)
Citigroup, Inc.	(13,422)	(840,754)
Columbia Banking System, Inc.	(13,406)	(337,563)
First Citizens BancShares, Inc./NC - Class A	(157)	(318,820)
Flywire Corp.	(22,993)	(416,403)
New York Community Bancorp, Inc.	(35,628)	(386,208)
Pacific Premier Bancorp, Inc.	(8,850)	(227,445)
Valley National Bancorp	(40,833)	(354,430)
Western Alliance Bancorp	(2,966)	(242,263)
		(4,039,724)

Data Processing, Hosting & Related Services - (0.7)%
Five9, Inc.	(17,441)	(562,472)
Riot Platforms, Inc.	(73,206)	(551,241)
		(1,113,713)

Electrical Equipment, Appliance, and Component Manufacturing - (0.2)%
Rockwell Automation, Inc.	(1,063)	(289,168)

Fabricated Metal Product Manufacturing - (0.3)%
Chart Industries, Inc.	(1,620)	(198,288)
Enovis Corp.	(6,661)	(310,403)
		(508,691)

Food Manufacturing - (0.7)%
Hershey Co.	(2,270)	(438,246)
J M Smucker Co.	(2,252)	(258,259)
Lamb Weston Holdings, Inc.	(7,164)	(443,595)
		(1,140,100)

Food Services and Drinking Places - (0.1)%
Darden Restaurants, Inc.	(1,074)	(169,853)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (1.1)%
Floor & Decor Holdings, Inc. - Class A	(8,644)	(971,931)
RH	(3,427)	(869,430)
		(1,841,361)

General Merchandise Retailers - (0.6)%
Dollar Tree, Inc.	(4,566)	(385,781)
Five Below, Inc.	(7,702)	(580,962)
		(966,743)

Health and Personal Care Retailers - (0.2)%
Walgreens Boots Alliance, Inc.	(39,327)	(363,775)

Heavy and Civil Engineering Construction - (0.1)%
Howard Hughes Holdings, Inc.	(1,589)	(119,525)

Insurance Carriers and Related Activities - (0.9)%
Arthur J Gallagher & Co.	(1,078)	(315,390)
Cincinnati Financial Corp.	(2,360)	(323,391)
Kinsale Capital Group, Inc.	(629)	(308,896)
RenaissanceRe Holdings Ltd.	(1,413)	(360,018)
Willis Towers Watson PLC	(527)	(153,942)
		(1,461,637)

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - (0.4)%
MARA Holdings Inc	(34,892)	(582,696)

Machinery Manufacturing - (1.2)%
AGCO Corp.	(4,225)	(384,644)
Brunswick Corp./DE	(2,661)	(210,352)
General Electric Co.	(3,372)	(588,819)
Hillenbrand, Inc.	(9,992)	(329,336)
Xylem, Inc./NY	(2,606)	(358,403)
		(1,871,554)

Management of Companies and Enterprises - (1.9)%
Atlanta Braves Holdings, Inc. - Class C	(7,507)	(321,900)
CNH Industrial NV	(24,192)	(250,145)
Globant SA	(3,850)	(778,624)
Rivian Automotive, Inc. - Class A	(46,797)	(661,242)
Smurfit WestRock PLC	(7,776)	(368,738)
U-Haul Holding Co.	(3,469)	(237,106)
White Mountains Insurance Group Ltd.	(216)	(398,356)
		(3,016,111)

Merchant Wholesalers, Durable Goods - (1.0)%
LKQ Corp.	(7,928)	(329,725)
Pool Corp.	(2,467)	(867,447)
SiteOne Landscape Supply, Inc.	(3,024)	(428,985)
		(1,626,157)

Merchant Wholesalers, Nondurable Goods - (0.2)%
Birkenstock Holding PLC	(5,600)	(279,440)

Mining (except Oil and Gas) - (0.5)%
Summit Materials, Inc. - Class A	(8,840)	(358,020)
Uranium Energy Corp.	(53,169)	(278,074)
Vulcan Materials Co.	(766)	(187,831)
		(823,925)

Miscellaneous Manufacturing - (1.6)%
Dexcom, Inc.	(5,127)	(355,506)
Globus Medical, Inc. - Class A	(4,520)	(328,604)
Inspire Medical Systems, Inc.	(3,634)	(653,466)
iRhythm Technologies, Inc.	(4,764)	(337,673)
Neogen Corp.	(27,133)	(468,044)
Penumbra, Inc.	(2,538)	(513,488)
		(2,656,781)

Motor Vehicle and Parts Dealers - (0.2)%
Lithia Motors, Inc.	(1,098)	(330,586)

Oil and Gas Extraction - (1.0)%
Chesapeake Energy Corp.	(3,406)	(253,713)
CNX Resources Corp.	(13,143)	(363,667)
Dominion Energy, Inc.	(9,388)	(524,789)
EQT Corp.	(11,616)	(389,252)
ONE Gas, Inc.	(2,288)	(157,735)
		(1,689,156)

Performing Arts, Spectator Sports, and Related Industries - (0.2)%
Caesars Entertainment, Inc.	(8,409)	(316,515)

Plastics and Rubber Products Manufacturing - (0.3)%
Goodyear Tire & Rubber Co.	(51,673)	(455,756)

Primary Metal Manufacturing - (0.2)%
Alcoa Corp.	(5,962)	(191,380)
Worthington Enterprises, Inc.	(2,933)	(134,332)
		(325,712)

Professional, Scientific, and Technical Services - (3.1)%
Aspen Technology, Inc.	(4,780)	(1,119,189)
CG oncology, Inc.	(5,037)	(185,765)
DoubleVerify Holdings, Inc.	(42,526)	(837,762)
Paycom Software, Inc.	(1,316)	(214,218)
REVOLUTION Medicines, Inc.	(12,196)	(519,915)
Take-Two Interactive Software, Inc.	(5,515)	(891,831)
Trade Desk, Inc. - Class A	(3,554)	(371,500)
Unity Software, Inc.	(51,467)	(842,515)
		(4,982,695)

Publishing Industries - (2.9)%
Adobe, Inc.	(976)	(560,624)
BILL Holdings, Inc.	(15,335)	(836,678)
Braze, Inc. - Class A	(18,695)	(837,162)
Confluent, Inc. - Class A	(39,965)	(848,057)
Dayforce, Inc.	(4,048)	(231,424)
Paycor HCM, Inc.	(17,246)	(244,203)
Toast, Inc. - Class A	(20,650)	(513,359)
ZoomInfo Technologies, Inc.	(57,021)	(563,938)
		(4,635,445)

Real Estate - (0.1)%
Marriott Vacations Worldwide Corp.	(2,281)	(168,794)

Rental and Leasing Services - (0.8)%
Air Lease Corp.	(9,755)	(451,364)
Avis Budget Group, Inc.	(1,201)	(98,470)
FTAI Aviation Ltd.	(2,791)	(356,717)
WillScot Holdings Corp.	(10,407)	(401,086)
		(1,307,637)

Repair and Maintenance - (0.4)%
Driven Brands Holdings, Inc.	(11,788)	(169,040)
Mister Car Wash, Inc.	(24,262)	(157,946)
Valvoline, Inc.	(8,478)	(357,771)
		(684,757)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.4)%
Blackstone, Inc.	(3,488)	(496,552)
LPL Financial Holdings, Inc.	(2,387)	(535,500)
MarketAxess Holdings, Inc.	(2,485)	(602,339)
Morgan Stanley	(4,168)	(431,846)
Nasdaq, Inc.	(7,308)	(526,761)
New Fortress Energy, Inc.	(13,622)	(167,823)
Roivant Sciences Ltd.	(40,344)	(493,407)
SoFi Technologies, Inc.	(43,987)	(351,456)
XP, Inc. - Class A	(19,644)	(361,646)
		(3,967,330)

Social Assistance - (0.3)%
IAC, Inc.	(10,569)	(557,832)

Software Publishers - (0.6)%
MongoDB, Inc.	(3,424)	(995,665)

Support Activities for Mining - (0.7)%
Atlas Energy Solutions, Inc.	(12,013)	(253,354)
Gulfport Energy Corp.	(2,381)	(345,388)
Noble Corp. PLC	(7,583)	(289,292)
Patterson-UTI Energy, Inc.	(29,783)	(274,301)
		(1,162,335)

Support Activities for Transportation - (0.2)%
XPO, Inc.	(2,655)	(304,316)

Telecommunications - (0.4)%
Cogent Communications Holdings, Inc.	(9,494)	(664,390)

Transportation Equipment Manufacturing - (0.7)%
AeroVironment, Inc.	(1,686)	(343,539)
Boeing Co.	(3,691)	(641,274)
Fox Factory Holding Corp.	(3,437)	(139,130)
Joby Aviation, Inc.	(18,386)	(91,930)
		(1,215,873)

Truck Transportation - (0.4)%
Maplebear, Inc.	(20,130)	(722,466)

Utilities - (0.9)%
AES Corp.	(9,060)	(155,198)
American States Water Co.	(1,914)	(155,838)
Essential Utilities, Inc.	(6,784)	(264,508)
ONEOK, Inc.	(4,197)	(387,635)
Sempra	(6,470)	(531,704)
		(1,494,883)
TOTAL COMMON STOCKS (Proceeds $82,610,115)		(79,859,455)

REAL ESTATE INVESTMENT TRUSTS - (1.6)%	Shares	Value
Credit Intermediation and Related Activities - (0.3)%
HA Sustainable Infrastructure Capital, Inc.	(13,843)	(448,236)

Forestry and Logging - (0.2)%
PotlatchDeltic Corp.	(5,886)	(255,805)

Real Estate - (0.8)%
Equinix, Inc.	(217)	(181,056)
Healthcare Realty Trust, Inc.	(10,379)	(184,746)
Kite Realty Group Trust	(8,565)	(223,375)
Realty Income Corp.	(7,921)	(491,974)
Vornado Realty Trust	(7,602)	(261,281)
		(1,342,432)

Warehousing and Storage - (0.1)%
Extra Space Storage, Inc.	(1,263)	(223,551)

Wood Product Manufacturing - (0.2)%
Weyerhaeuser Co.	(9,726)	(296,546)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,327,976)		(2,566,570)

EXCHANGE TRADED FUNDS - (0.0)%(a)	Shares	Value
Exchange Traded Funds - (0.0)%(a)
iShares Core S&P 500 ETF	(2)	(1,134)

Funds, Trust, and Other Financial Vehicles - (0.0)%(a)
Invesco QQQ Trust Series 1	(1)	(476)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,573)		(1,610)

TOTAL SECURITIES SOLD SHORT - (50.7)% (Proceeds $84,939,664)		$(82,427,635)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$184,419,668	$–	$–	$184,419,668
Real Estate Investment Trusts	4,976,854	–	–	4,976,854
Money Market Funds	33,720	–	–	33,720
Total Investments	$189,430,242	$–	$–	$189,430,242

Liabilities:
Investments:
Common Stocks	(79,859,455)	–	–	(79,859,455)
Real Estate Investment Trusts	(2,566,570)	–	–	(2,566,570)
Exchange Traded Funds	(1,610)	–	–	(1,610)
Total Investments	$(82,427,635)	$–	$–	$(82,427,635)

Refer to the Schedule of Investments for further disaggregation of investment categories.